Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables

28. Trade and other payables

	2025 £m	2024 £m
Trade payables	3,535	3,462
Wages and salaries	1,513	1,465
Social security	138	125
ViiV Healthcare put option	822	915
Other payables	438	420
Deferred income	153	171
Customer return and rebate accruals and payables	6,450	6,486
Other accruals	2,332	2,291
	15,381	15,335
Trade and other payables include £nil (2024: £nil) due to associates and joint ventures. The Group provides limited supplier financing arrangements to certain suppliers. The amounts involved at 31 December 2025 were not material.
Revenue recognised in the year that was included in deferred income at 1 January 2025 was £127 million (2024: £176 million).
Customer rebate and return accruals and payables primarily comprise accruals that are provided for by the Group at the point of sale in respect of estimated rebates, discounts or allowances payable to customers. At 31 December 2025, customer rebate and return accruals and payables included £4,891 million (2024: £5,235 million) in respect of US Commercial Operations. Accruals are made at the time of sale but the actual amounts paid are based on claims made some time after the initial recognition of the sale. As the accruals are estimated, they may not fully reflect the final outcome and are subject to change dependent upon, amongst other things, the types of buying group and product sales mix. The level of accrual is reviewed and adjusted quarterly in light of historical experience of actual amounts paid and any changes in arrangements. Future events could cause the assumptions on which the accruals are based to change, which could affect the future results of the Group. Customer return and rebate accruals and payables also includes an immaterial payables balance, where claims have been processed but not yet paid. The estimation uncertainty described above does not apply to the payables balance.
At 31 December 2025, Pfizer’s put option over its shareholding in ViiV Healthcare was exercisable. While the option is exercisable,
Pfizer may request an IPO of ViiV Healthcare at any time and if either GSK does not consent to such IPO or an offering is not completed within nine months, Pfizer could require GSK to acquire its shareholding. The amount of the liability for this put option, which is carried at amortised cost and is held on the gross redemption basis, is derived from an internal valuation of the ViiV Healthcare business, utilising a discounted forecast future cash flow methodology. On 19 January 2026, GSK reached agreement with Pfizer and Shionogi for the
11.7% economic interest in ViiV Healthcare currently held by Pfizer to be replaced with an investment by Shionogi. Completion of the transaction is subject to certain regulatory clearances in relevant markets and is expected to occur during Q1 2026. On completion,
GSK will extinguish the Pfizer put option liability through retained earnings. See Note 47, ‘Post balance sheet events’ for further information.
The table below shows on an indicative basis the income statement and balance sheet sensitivity of the Pfizer put option to reasonably possible changes in key assumptions, as at 31 December 2025.

Increase/(decrease) in financial liability and loss/(gain) in income statement	2025 £m	2024 £m
10% increase in sales forecasts*	88	92
15% increase in sales forecasts*	132	139
10% decrease in sales forecasts*	(87)	(92)
15% decrease in sales forecast*	(131)	(138)
1% (100 basis points) increase in discount rate	(16)	(22)
1.50% (150 basis points) increase in discount rate	(24)	(32)
1% (100 basis points) decrease in discount rate	18	23
1.50% (150 basis points) decrease in discount rate	27	34
10 cent appreciation of US Dollar	56	62
15 cent appreciation of US Dollar	86	97
10 cent depreciation of US Dollar	(47)	(53)
15 cent depreciation of US Dollar	(68)	(76)
10 cent appreciation of Euro	18	20
15 cent appreciation of Euro	28	31
10 cent depreciation of Euro	(14)	(17)
15 cent depreciation of Euro	(21)	(24)
*The sales forecast is for ViiV Healthcare sales only in respect of the ViiV Healthcare put option.
Other accruals includes interest accrued on financial liabilities at amortised cost of £161 million (2024: £162 million).